ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Balance Sheets of Parent Company

Condensed Balance Sheets of Parent Company

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,355	4,493	653
Amounts due from subsidiaries and VIEs	518,976	55,460	8,066
Prepayments and other current assets	7,085	9,982	1,453
Total current assets	553,416	69,935	10,172
Non-current assets:
Investment in subsidiaries and VIEs	—	—	—
Total non-current assets	—	—	—
Total assets	553,416	69,935	10,172
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	19,728	23,476	3,415
Total current liabilities	19,728	23,476	3,415
Total liabilities	19,728	23,476	3,415
Commitments and contingencies
Shareholders’ equity
Ordinary shares—Class A (US$0.001 par value; 20,000,000 shares authorized, 4,543,461 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	31	31	5
Ordinary shares—Class B (US$0.001 par value; 180,000,000 shares authorized, 26,280,367 and 26,289,929 shares, issued and outstanding as of December 31, 2017 and 2018, respectively)	176	177	26
Additional paid-in capital	1,107,201	1,146,253	166,715
Statutory Reserve	6,730	12,903	1,877
Accumulated other comprehensive loss	(30,539)	(35,496)	(5,163)
Accumulated deficit	(549,911)	(1,077,409)	(156,703)
Gridsum’s shareholders’ equity	533,688	46,459	6,757
Total liabilities and shareholders’ equity	553,416	69,935	10,172

Condensed Statements of Operations and Comprehensive Loss of Parent Company

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(802)	(872)	(53)	(8)
Total operating expenses	(802)	(872)	(53)	(8)
Loss from operations	(802)	(872)	(53)	(8)
Loss from subsidiaries and VIEs	(97,772)	(238,124)	(521,272)	(75,816)
Net loss	(98,574)	(238,996)	(521,325)	(75,824)
Accretions to preferred shares redemption value	(16,725)	—	—	—
Cumulative dividend to preferred shareholders	(12,990)	—	—	—
Net loss attributable to Gridsum’s ordinary shareholders	(128,289)	(238,996)	(521,325)	(75,824)
Comprehensive loss	(89,704)	(259,576)	(527,502)	(76,722)

Condensed Statements of Cash Flows of Parent Company

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(188,097)	2,424	(10,753)	(1,564)
Cash Flows from investing activities:
Investment of subsidiaries and VIEs	(103,298)	(291,008)	(12,136)	(1,765)
Net cash used in investing activities	(103,298)	(291,008)	(12,136)	(1,765)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	—	—	—	—
Proceeds from issuance of ordinary shares	615,032	3,091	27	4
Payment of financing costs in connection with the issuance of Series C preferred shares	—	—	—	—
Payment for IPO costs	(27,043)	(3,362)	—	—
Net cash provided by (used in) financing activities	587,989	(271)	27	4
Net increase/(decrease) in Cash, cash equivalents and restricted cash	296,594	(288,855)	(22,862)	(3,325)
Cash, cash equivalents and restricted cash at the beginning of the year	19,616	316,210	27,355	3,978
Cash, cash equivalents and restricted cash at the end of the year	316,210	27,355	4,493	653
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	16,725	—	—	—